Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Hold Me Ltd.
Entity Central Index Key	0001853630
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Auditor Firm ID	5041
Auditor Location	Lakewood
Auditor Name	B F Borgers CPA PC
Entity Voluntary Filers	No
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,282,124
Entity Incorporation, State or Country Code	L3
Document Annual Report	true
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Entity Address, Address Line One	30 Golomb Street
Document Accounting Standard	U.S. GAAP
Document Transition Report	false
Entity File Number	333-255462
Entity Address, City or Town	Ness Ziyona
Document Registration Statement	false
Entity Address, Country	IL
Entity Address, Postal Zip Code	7401337
Document Shell Company Report	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
City Area Code	972
Local Phone Number	50.2222755
Contact Personnel Name	Menachem Shalom
Entity Address, Address Line One	30 Golomb St
Entity Address, City or Town	Ness Ziyona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7401337